Subsidiary Preferred Shares - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended
	Oct. 01, 2024	Apr. 30, 2024	Mar. 31, 2024	Oct. 31, 2024
Series A-2 Preferred Shares
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares		$ 100,100	$ 100,000
Proceeds from investors		68,100
Proceeds from group		$ 32,000
Preferred stock, series B
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares	$ 226,000
Proceeds from investors				$ 211,600
Proceeds from group				$ 14,400